9. Commitments and Contingencies: Contractual Obligation, Fiscal Year Maturity Schedule (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Contractual Obligation, Fiscal Year Maturity Schedule

Year	Operating Leases

2015 ..........................................	$ 5,554,921
2016 ..........................................	4,282,011
2017 ..........................................	3,118,583
2018 ..........................................	1,732,348
2019 ..........................................	494,227
2020 and beyond .......................	9,358
Total ......................................	$ 15,191,448